SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
Short-term investment	¥ 1,970,000	¥ 1,937,000	¥ 945,000
Investment income	19,314	12,676	5,961
Advertising costs	237,340	201,298	151,533
Government grants	7,435	3,199	5,851
Contributions to employee benefits	117,798	85,325	¥ 69,370
PRC [Member] | RMB Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	910,804	867,811
PRC [Member] | US Dollar Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	135,686	152,792
HK SAR [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	4,387	3,535
HK SAR [Member] | RMB Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	21	3
HK SAR [Member] | HK Dollar Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	1	1
US [Member] | US Dollar Denominated Bank Deposits [Member]
Significant Accounting Policies [Line Items]
Cash, cash equivalents, time deposits and restricted time deposits	¥ 68,795	¥ 261,913
Office buildings [Member]
Significant Accounting Policies [Line Items]
Useful life	45 years
Furniture [Member]
Significant Accounting Policies [Line Items]
Useful life	5 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	1 year
Contributions to employee benefits, percentage of salary	24.30%
Loan Referral Service Revenue, Percentage		4.00%
Minimum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Operating lease term	10 years
Contributions to employee benefits, percentage of salary	53.10%
Loan Referral Service Revenue, Percentage		8.00%
Maximum [Member] | Office equipment [Member]
Significant Accounting Policies [Line Items]
Useful life	4 years